Offsetting Derivatives, Financial Assets and Financial Liabilities [Text Block] (Tables)	6 Months Ended
Sep. 30, 2013
Offsetting Derivatives, Financial Assets and Financial Liabilities [Table Text Block]

				Gross amounts not offset in the condensed consolidated balance sheet
At March 31, 2013	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Financial instruments	Cash collateral received/pledged	Net amounts
	(in billions)
Financial assets:
Derivative assets	¥14,648	¥—	¥14,648	¥(12,341)	¥(283)	¥2,024
Receivables under resale agreements	6,960	(1,300)	5,660	(4,849)	—	811
Receivables under securities borrowing transactions	2,615	—	2,615	(1,815)	—	800

Total	¥24,223	¥(1,300)	¥22,923	¥(19,005)	¥(283)	¥3,635

Financial liabilities:
Derivative liabilities	¥14,867	¥—	¥14,867	¥(12,134)	¥(1,207)	¥1,526
Payables under repurchase agreements(1)	17,188	(1,300)	15,888	(15,804)	—	84
Payables under securities lending transactions	3,993	—	3,993	(1,695)	—	2,298
Obligations to return securities received as collateral	3,035	—	3,035	(374)	—	2,661

Total	¥39,083	¥(1,300)	¥37,783	¥(30,007)	¥(1,207)	¥6,569

				Gross amounts not offset in the condensed consolidated balance sheet
At September 30, 2013	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Financial instruments	Cash collateral received/pledged	Net amounts
	(in billions)
Financial assets:
Derivative assets	¥12,029	¥—	¥12,029	¥(9,661)	¥(277)	¥2,091
Receivables under resale agreements	8,249	(1,811)	6,438	(5,898)	—	540
Receivables under securities borrowing transactions	2,671	—	2,671	(1,858)	—	813

Total	¥22,949	¥(1,811)	¥21,138	¥(17,417)	¥(277)	¥3,444

Financial liabilities:
Derivative liabilities	¥11,842	¥—	¥11,842	¥(9,526)	¥(924)	¥1,392
Payables under repurchase agreements(1)	22,452	(1,811)	20,641	(20,530)	—	111
Payables under securities lending transactions	3,147	—	3,147	(2,273)	—	874
Obligations to return securities received as collateral	2,682	—	2,682	(360)	—	2,322

Total	¥40,123	¥(1,811)	¥38,312	¥(32,689)	¥(924)	¥4,699

Note:	(1)	Payables under repurchase agreements in the above table includes those under long-term repurchase agreements of ¥188,100 million and ¥293,250 million at March 31, 2013 and September 30, 2013, respectively, which are included in Long-term debt in the accompanying condensed consolidated balance sheets.